Net Income (Loss) Per Share (Successor) (Tables)	3 Months Ended
Mar. 31, 2026
Net Income (Loss) Per Share (Successor) [Abstract]
Schedule of Basic and Diluted Net Income (Loss) Per Share

The following table summarizes the calculation of basic and diluted net income (loss) per share of Class A Common Stock:

Successor
March 4, 2026 to
(in thousands, except per share amounts)	March 31, 2026
Net loss attributable to Presidio Production Company	$(25,419)
Less: Accrued dividends on Series A Redeemable Preferred Stock	(1,125)
Net loss available to Class A common stockholders	$(26,544)

Weighted average Class A common stock outstanding:
Basic	26,738,407
Diluted	26,738,407

Net loss per Class A common stock
Basic	$(0.99)
Diluted	$(0.99)